Trade and other receivables (Tables)	12 Months Ended
Aug. 31, 2023
Trade and other receivables
Schedule of trade and other receivables

	2023	2022
	$	$
Trade receivables	59,364	108,716
Sales taxes receivable	159,114	194,523
Other receivables	332,358	169,309
	550,836	472,548

Schedule of aging analysis of receivables

	2023	2022
	$	$
0 – 30	13,986	77,625
31 – 60	—	—
61 – 90	—	14,212
91 and over	45,378	16,879
	59,364	108,716